Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,214,279,261
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	24,540,339
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,214,279,261
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 24,540,339
Entity Tax Identification Number	25-1723345
EBP, Plan Number	001
Minimum
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Investment, Identifier [Axis]: Baron Small Cap Fund Class R-6
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,841,050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	15,841,050
Investment, Identifier [Axis]: Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,572,556
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,572,556
Investment, Identifier [Axis]: Cohen & Steers Global Realty Shares, Inc. Class Z
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,291,053
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,291,053
Investment, Identifier [Axis]: Collective Investment Trust Fund Total
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,766,044,938
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,766,044,938
Investment, Identifier [Axis]: Common Stock
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	19,771,923
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	19,771,923
Investment, Identifier [Axis]: Fidelity Inflation-Protected Bond Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,513,192
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,513,192
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	29,957,259
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	29,957,259
Investment, Identifier [Axis]: Gabelli U.S. Treasury Money Market Fund Class AAA
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,848,462
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,848,462
Investment, Identifier [Axis]: Great Gray Capital Group 2010 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,775,539
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,775,539
Investment, Identifier [Axis]: Great Gray Capital Group 2015 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,911,204
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,911,204
Investment, Identifier [Axis]: Great Gray Capital Group 2020 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	36,478,385
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	36,478,385
Investment, Identifier [Axis]: Great Gray Capital Group 2025 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	94,805,984
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	94,805,984
Investment, Identifier [Axis]: Great Gray Capital Group 2030 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	218,752,302
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	218,752,302
Investment, Identifier [Axis]: Great Gray Capital Group 2035 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	183,530,535
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	183,530,535
Investment, Identifier [Axis]: Great Gray Capital Group 2040 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	185,439,648
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	185,439,648
Investment, Identifier [Axis]: Great Gray Capital Group 2045 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	131,164,596
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	131,164,596
Investment, Identifier [Axis]: Great Gray Capital Group 2050 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	97,104,808
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	97,104,808
Investment, Identifier [Axis]: Great Gray Capital Group 2055 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	77,549,894
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	77,549,894
Investment, Identifier [Axis]: Great Gray Capital Group 2060 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	38,807,129
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	38,807,129
Investment, Identifier [Axis]: Great Gray Capital Group 2065 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	16,495,187
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	16,495,187
Investment, Identifier [Axis]: Great Gray Capital Group 2070 Target Date Trust Class MS
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	139,396
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	139,396
Investment, Identifier [Axis]: Hartford International Opportunities Fund Class R6
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	71,010,098
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	71,010,098
Investment, Identifier [Axis]: Loomis Sayles Investment Grade Bond Fund Class N
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	44,370,439
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	44,370,439
Investment, Identifier [Axis]: Loomis Sayles Large Cap Growth Trust Class C
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	287,571,617
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	287,571,617
Investment, Identifier [Axis]: MFS Value Fund (Class R6)
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	46,900,764
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	46,900,764
Investment, Identifier [Axis]: Mutual Funds
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	22,835,091
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	22,835,091
Investment, Identifier [Axis]: PIMCO High Yield Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,604,379
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,604,379
Investment, Identifier [Axis]: Registered Investment Companies Total
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	238,982,904
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	238,982,904
Investment, Identifier [Axis]: Self-Directed Accounts Total
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	51,179,570
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	51,179,570
Investment, Identifier [Axis]: Spartan 500 Index Pool Class C
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	213,195,324
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	213,195,324
Investment, Identifier [Axis]: Spartan Mid Cap Index Pool Class C
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	118,462,133
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	118,462,133
Investment, Identifier [Axis]: Spartan Small Cap Index Pool Class C
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,117,593
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,117,593
Investment, Identifier [Axis]: Spartan Total International Index Pool Class C
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	31,743,664
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	31,743,664
Investment, Identifier [Axis]: Stable Value Fund (Lincoln)
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	85,404,701
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	85,404,701
Investment, Identifier [Axis]: Total International Bond Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,658,157
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,658,157
Investment, Identifier [Axis]: Undiscovered Managers Behavioral Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,836,513
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,836,513
Investment, Identifier [Axis]: Wesco Stock Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	14,278,347
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,278,347